Loans Receivable and Allowance for Loan Losses (Allowance for Loan Losses and Recorded Investment in Financing Receivables) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance at beginning of period	$ 7,298	$ 5,875	$ 5,708
Charge Offs	(2,951)	(3,198)	(1,546)
Recoveries	66	41	33
Provision for Loan Losses	2,050	4,580	1,680
Allowance at end of period	6,463	7,298	5,875
Ending balance individually evaluated for impairment	3	1,613	293
Ending balance collectively evaluated for impairment	6,460	5,685	5,582
Residential Real Estate Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance at beginning of period	1,069	1,323	1,441
Charge Offs	(123)	(224)	(270)
Recoveries	6	20
Provision for Loan Losses	140	(50)	152
Allowance at end of period	1,092	1,069	1,323
Ending balance individually evaluated for impairment	0	0
Ending balance collectively evaluated for impairment	1,092	1,069	1,323
Commercial Real Estate Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance at beginning of period	5,506	3,890	3,025
Charge Offs	(2,711)	(2,883)	(1,196)
Recoveries	15	0	2
Provision for Loan Losses	1,813	4,499	2,059
Allowance at end of period	4,623	5,506	3,890
Ending balance individually evaluated for impairment	3	1,613	293
Ending balance collectively evaluated for impairment	4,620	3,893	3,597
Construction Real Estate Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance at beginning of period	90	222	898
Charge Offs	0	0
Recoveries	0	0
Provision for Loan Losses	(12)	(132)	(676)
Allowance at end of period	78	90	222
Ending balance individually evaluated for impairment	0	0
Ending balance collectively evaluated for impairment	78	90	222
Commercial, financial and agricultural loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance at beginning of period	397	256	184
Charge Offs	(15)	0
Recoveries	0	0
Provision for Loan Losses	(75)	141	72
Allowance at end of period	307	397	256
Ending balance individually evaluated for impairment	0	0
Ending balance collectively evaluated for impairment	307	397	256
Consumer loans to individuals [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance at beginning of period	236	184	160
Charge Offs	(102)	(91)	(80)
Recoveries	45	21	31
Provision for Loan Losses	184	122	73
Allowance at end of period	363	236	184
Ending balance individually evaluated for impairment	0	0
Ending balance collectively evaluated for impairment	$ 363	$ 236	$ 184